Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Consolidated VIE assets
Cash and cash equivalents		¥ 2,686,659	¥ 2,354,639		¥ 2,536,840
Trading assets
Derivatives	[1]	852,000	1,024,000	[2]
Private equity investments		30,077	17,466
Office buildings, land, equipment and facilities		349,365	338,984
Other		748,091	908,134
Trading liabilities
Derivatives	[1],[3]	807,000	725,000	[2]
Borrowings
Short-term borrowings	[4]	841,758	743,497
Long-term borrowings		7,915,769	7,382,507
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		20,000	23,000
Trading assets
Equities		780,000	712,000
Debt securities		426,000	436,000
CMBS and RMBS		43,000	4,000
Investment trust funds and other		5,000	12,000
Derivatives		17,000	20,000
Private equity investments		2,000	2,000
Office buildings, land, equipment and facilities		55,000	25,000
Other		71,000	66,000
Total		1,419,000	1,300,000
Trading liabilities
Derivatives		23,000	22,000
Borrowings
Short-term borrowings		151,000	124,000
Long-term borrowings		884,000	829,000
Other		3,000	2,000
Total		¥ 1,061,000	¥ 977,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	During the year ended March 31, 2018, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. In addition, due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies" for further details.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes secured borrowings of \96,840 million as of March 31, 2018 and \173,690 million as of March 31, 2019.